Property, Equipment, Goodwill, Intangible Assets And Lease - Summary of Depreciation and Amortization Expense (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment Depreciation in the period	R$ 6,616	R$ 5,298	R$ 19,609	R$ 15,174	R$ 20,699	R$ 24,470	R$ 9,338
Leases Depreciation in the period	10,313	8,796	33,363	23,235	32,831
Intangible assets Amortization in the period	19,451	9,361	52,928	23,992	R$ 37,630	R$ 28,318	R$ 18,065
Total	R$ 36,380	R$ 23,455	R$ 105,900	R$ 62,401